Shareholders' capital (Details) € / shares in Units, € in Thousands					6 Months Ended
	May 29, 2020 EUR (€) shares	May 28, 2020 € / shares shares	May 28, 2020 $ / shares shares	May 12, 2020	Jun. 30, 2020 shares	Jun. 30, 2019 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares outstanding					47,108,499
Number of shares outstanding at beginning of period					42,761,528
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	548,777	3,658,515	3,658,515
Exercise of Options					139,679
Number of shares outstanding at end of period					47,108,499
Gross proceeds from issue of shares | €	€ 778,100
Underwriter discounts and commissions, and offering expenses | €	47,400
Expenses deducted from equity | €	47,100
Net proceeds | €	€ 730,700
Accounting treatment of the share subscription agreement | €						€ (24,948)
Maximum authorized increase of then outstanding share capital (as a percent)				10.00%
Period of outstanding share capital				18 months
American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Share price | $ / shares			$ 205.00
Private placement (Sunflower)
Disclosure of classes of share capital [line items]
Share price | € / shares		€ 186.52
Public Offering | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		2,584,138	2,584,138
Underwriters' Over Allotment Option | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	548,777